Financial instruments (Details 17) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	SFr 80,636	SFr 88,876	SFr 104,283	SFr 86,586
Investment securities	3,370	2,808	2,791	3,323
Loans	19,778	21,914	22,913	19,897
Other assets	28,144	30,785	32,320	31,273
Financial liabilities
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	41,920	48,087	54,732	60,529
Short-term borrowings	4,256	4,818	3,861	7,132
Long-term debt	76,517	78,390	81,166	70,217
Other liabilities	14,176	SFr 15,335	16,938	SFr 20,009
Carrying value of financial instruments not carried at fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,198		58,925
Loans	246,577		245,866
Other assets	173,797		148,473
Financial liabilities
Due to banks and deposits	382,047		390,984
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647		15,387
Short-term borrowings	22,144		22,061
Long-term debt	106,138		96,732
Other liabilities	73,585		85,066
Estimate of fair value
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,198		58,925
Loans	254,913		252,647
Other assets	174,149		148,813
Financial liabilities
Due to banks and deposits	382,032		390,983
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647		15,387
Short-term borrowings	22,146		22,064
Long-term debt	107,275		98,306
Other liabilities	73,443		84,937
Estimate of fair value | Level 1
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	0		0
Other assets	104,830		80,520
Financial liabilities
Due to banks and deposits	208,092		217,482
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	1		15
Estimate of fair value | Level 2
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,198		58,925
Loans	250,181		248,969
Other assets	67,841		66,714
Financial liabilities
Due to banks and deposits	173,940		173,501
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,647		15,387
Short-term borrowings	22,146		22,064
Long-term debt	106,105		97,105
Other liabilities	72,876		84,336
Estimate of fair value | Level 3
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0		0
Loans	4,732		3,678
Other assets	1,478		1,579
Financial liabilities
Due to banks and deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Short-term borrowings	0		0
Long-term debt	1,170		1,201
Other liabilities	SFr 566		SFr 586